UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Atlanta Capital Horizon Growth Fund

Eaton Vance Build America Bond Fund

Eaton Vance

Atlanta Capital Horizon Growth Fund

June 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.0%

Security	Shares	Value
Air Freight & Logistics — 4.4%
C.H. Robinson Worldwide, Inc.	16,310	$954,624
Expeditors International of Washington, Inc.	23,520	911,400

		$1,866,024

Auto Components — 2.0%
BorgWarner, Inc.(1)	12,845	$842,504

		$842,504

Beverages — 2.7%
Dr Pepper Snapple Group, Inc.	13,930	$609,437
Monster Beverage Corp.(1)	7,240	515,488

		$1,124,925

Capital Markets — 2.0%
Affiliated Managers Group, Inc.(1)	7,670	$839,481

		$839,481

Chemicals — 2.4%
Airgas, Inc.	4,710	$395,687
Ecolab, Inc.	9,180	629,105

		$1,024,792

Commercial Banks — 2.0%
First Republic Bank(1)	25,215	$847,224

		$847,224

Commercial Services & Supplies — 4.2%
Stericycle, Inc.(1)	10,690	$979,952
Waste Connections, Inc.	26,720	799,463

		$1,779,415

Communications Equipment — 4.5%
Acme Packet, Inc.(1)	45,005	$839,343
Juniper Networks, Inc.(1)	64,545	1,052,729

		$1,892,072

Construction & Engineering — 1.4%
Chicago Bridge & Iron Co. NV - NY Shares	15,470	$587,241

		$587,241

Diversified Financial Services — 4.6%
IntercontinentalExchange, Inc.(1)	7,900	$1,074,242
MSCI, Inc., Class A(1)	25,640	872,273

		$1,946,515

Security	Shares	Value
Electrical Equipment — 1.9%
AMETEK, Inc.	15,700	$783,587

		$783,587

Electronic Equipment, Instruments & Components — 2.5%
Amphenol Corp., Class A	19,405	$1,065,723

		$1,065,723

Energy Equipment & Services — 5.7%
Cameron International Corp.(1)	16,470	$703,434
Core Laboratories NV	5,810	673,379
Oceaneering International, Inc.	15,090	722,207
Weatherford International, Ltd.(1)	23,130	292,132

		$2,391,152

Food & Staples Retailing — 0.5%
Fresh Market, Inc. (The)(1)	3,590	$192,532

		$192,532

Food Products — 2.3%
Green Mountain Coffee Roasters, Inc.(1)	15,550	$338,679
Hain Celestial Group, Inc. (The)(1)	3,900	214,656
TreeHouse Foods, Inc.(1)	6,540	407,377

		$960,712

Health Care Equipment & Supplies — 4.3%
Edwards Lifesciences Corp.(1)	8,395	$867,203
Intuitive Surgical, Inc.(1)	1,115	617,476
Varian Medical Systems, Inc.(1)	5,410	328,766

		$1,813,445

Hotels, Restaurants & Leisure — 2.4%
Arcos Dorados Holdings, Inc., Class A	26,420	$390,488
Wynn Resorts, Ltd.	5,970	619,208

		$1,009,696

Insurance — 1.5%
Markel Corp.(1)	1,455	$642,674

		$642,674

Internet & Catalog Retail — 2.9%
priceline.com, Inc.(1)	1,850	$1,229,362

		$1,229,362

Security	Shares	Value
Internet Software & Services — 4.5%
MercadoLibre, Inc.	24,755	$1,876,429

		$1,876,429

IT Services — 2.7%
Cognizant Technology Solutions Corp., Class A(1)	18,570	$1,114,200

		$1,114,200

Life Sciences Tools & Services — 3.1%
Illumina, Inc.(1)	18,260	$737,522
Mettler-Toledo International, Inc.(1)	3,725	580,541

		$1,318,063

Machinery — 3.4%
AGCO Corp.(1)	8,665	$396,250
IDEX Corp.	17,010	663,050
Joy Global, Inc.	6,585	373,567

		$1,432,867

Metals & Mining — 0.7%
Cliffs Natural Resources, Inc.	6,070	$299,190

		$299,190

Multiline Retail — 0.8%
Kohl’s Corp.	7,310	$332,532

		$332,532

Oil, Gas & Consumable Fuels — 2.9%
Denbury Resources, Inc.(1)	33,930	$512,682
QEP Resources, Inc.	23,020	689,910

		$1,202,592

Pharmaceuticals — 4.1%
Allergan, Inc.	9,580	$886,820
Perrigo Co.	6,920	816,076

		$1,702,896

Professional Services — 1.4%
IHS, Inc.(1)	5,480	$590,360

		$590,360

Road & Rail — 2.8%
J.B. Hunt Transport Services, Inc.	19,550	$1,165,180

		$1,165,180

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 1.8%
Broadcom Corp., Class A(1)	22,290	$753,402

		$753,402

Software — 6.3%
Informatica Corp.(1)	7,500	$317,700
Intuit, Inc.	14,970	888,469
Red Hat, Inc.(1)	13,620	769,258
salesforce.com, inc.(1)	4,865	672,635

		$2,648,062

Specialty Retail — 7.2%
Bed Bath & Beyond, Inc.(1)	4,980	$307,764
CarMax, Inc.(1)	27,505	713,480
O’Reilly Automotive, Inc.(1)	3,770	315,813
Tiffany & Co.	11,190	592,510
Ulta Salon, Cosmetics & Fragrance, Inc.	6,050	564,949
Vitamin Shoppe, Inc.(1)	9,910	544,356

		$3,038,872

Textiles, Apparel & Luxury Goods — 4.1%
Coach, Inc.	8,710	$509,361
Deckers Outdoor Corp.(1)	7,070	311,151
Fossil, Inc.(1)	6,460	494,448
lululemon athletica, inc.(1)	6,665	397,434

		$1,712,394

Total Common Stocks (identified cost $40,696,951)		$42,026,115

Short-Term Investments — 0.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(2)	$366	$365,824

Total Short-Term Investments (identified cost $365,824)		$365,824

Total Investments — 100.9% (identified cost $41,062,775)		$42,391,939

Other Assets, Less Liabilities — (0.9)%		$(378,560)

Net Assets — 100.0%		$42,013,379

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2012 was $667.

The Fund did not have any open financial instruments at June 30, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$41,032,108

Gross unrealized appreciation	$5,360,416
Gross unrealized depreciation	(4,000,585)

Net unrealized appreciation	$1,359,831

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$42,026,115	*	$—	$—	$42,026,115
Short-Term Investments	—		365,824	—	365,824
Total Investments	$42,026,115		$365,824	$—	$42,391,939

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At June 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Build America Bond Fund

June 30, 2012

Portfolio of Investments (Unaudited)

Taxable Municipal Securities — 91.5%(1)

Security	Principal Amount (000’s omitted)	Value
Education — 7.8%
Massachusetts College Building Authority, 5.832%, 5/1/30	$2,500	$3,056,100
University of Massachusetts Building Authority, 6.573%, 5/1/39	2,090	2,404,796
University of Michigan, 6.172%, 4/1/30	530	620,068
University of Texas, 6.276%, 8/15/41	1,700	2,001,206

		$8,082,170

Electric Utilities — 8.6%
American Municipal Power-Ohio, Inc., 7.499%, 2/15/50	$1,000	$1,368,820
Los Angeles, CA, Department of Water and Power, 6.166%, 7/1/40	360	406,915
Los Angeles, CA, Department of Water and Power, 7.00%, 7/1/41	430	518,073
Municipal Electric Authority of Georgia, 6.655%, 4/1/57	1,000	1,157,540
Nebraska Public Power District, 5.323%, 1/1/30	1,000	1,158,390
Northern Illinois Municipal Power Agency, 7.62%, 1/1/30	1,000	1,299,800
Sacramento, CA, Municipal Utility District, 6.156%, 5/15/36	1,075	1,303,394
San Antonio, TX, Electric & Gas Revenue, 6.168%, 2/1/41	1,440	1,657,800

		$8,870,732

General Obligations — 35.5%
Ann Arbor, MI, 5.40%, 5/1/23	$1,000	$1,156,050
California, 7.55%, 4/1/39	140	182,085
California, 7.70%, 11/1/30	1,700	2,058,802
California, 7.95%, 3/1/36	125	150,670
Columbus, OH, (Recovery Zone Economic Development), 5.85%, 6/1/27	1,700	2,042,754
Commonwealth of Massachusetts, 5.456%, 12/1/39	2,000	2,520,400
Commonwealth of Pennsylvania, 5.85%, 7/15/30	1,705	1,959,284
Connecticut, 5.632%, 12/1/29	1,155	1,406,190
Dallas, TX, Independent School District, (PSF Guaranteed), 6.45%, 2/15/35	2,010	2,471,737
Denton County, TX, 5.968%, 7/15/35	1,000	1,160,230
Denver, CO, 5.65%, 8/1/30	1,250	1,440,713
Denver, CO, City & County School District No. 1, 5.664%, 12/1/33	855	1,084,208
Detroit, MI, School District, 7.747%, 5/1/39	2,000	2,518,980
Florida, Board of Education, 5.50%, 6/1/27	1,000	1,158,580
Kauai, HI, 5.763%, 8/1/33	260	327,454
Metropolitan Government of Nashville and Davidson County, TN, 5.707%, 7/1/34	1,560	1,896,492
Mississippi, 5.245%, 11/1/34	2,000	2,391,560
Montgomery County, PA, 6.03%, 9/1/39	1,365	1,566,829
New York, NY, 5.676%, 10/1/34	1,055	1,147,460
New York, NY, 6.646%, 12/1/31	1,500	1,831,800
Oxford, MI, 6.50%, 5/1/39	200	226,444
Phoenix, AZ, 5.269%, 7/1/34	380	447,659
San Antonio, TX, Independent School District, 6.247%, 8/15/35	1,245	1,511,567
Santa Monica, CA, Community College District, 6.763%, 8/1/34	2,315	2,726,931
Shelby County, TN, 5.75%, 4/1/34	220	242,854
Southwest Regional Sanitary Sewer & Water Authority, MI, 6.50%, 4/1/40	805	912,733
Texas, 5.517%, 4/1/39	175	228,704

		$36,769,170

Hospital — 0.8%
King County, WA, Public Hospital District No. 1, 7.90%, 6/15/30	$250	$285,280
King County, WA, Public Hospital District No. 1, 8.00%, 6/15/40	500	564,910

		$850,190

Lease Revenue/Certificates of Participation — 3.6%
New Jersey Transportation Trust Fund Authority, 6.104%, 12/15/28	$2,775	$3,184,340
Oregon Department of Administrative Services, 6.18%, 5/1/35	500	564,085

		$3,748,425

1

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 3.4%
Battery Park City Authority, NY, 6.375%, 11/1/39	$1,050	$1,229,750
Florida State Board of Education, Lottery Revenue, 6.584%, 7/1/29	330	395,465
New York, NY, Transitional Finance Authority, (Building Aid), 7.128%, 7/15/30	1,500	1,867,920

		$3,493,135

Special Tax Revenue — 14.6%
Dallas, TX, Area Rapid Transit, 6.249%, 12/1/34	$1,160	$1,339,081
Iowa, Special Obligation, 6.75%, 6/1/34	1,530	1,822,919
Massachusetts School Building Authority, 5.715%, 8/15/39	980	1,262,416
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.534%, 7/1/32	1,000	1,097,240
New York City Transitional Finance Authority, 5.508%, 8/1/37	1,000	1,217,540
New York City Transitional Finance Authority, Future Tax Revenue, 5.882%, 11/1/31	1,010	1,160,581
New York Urban Development Corp., 5.77%, 3/15/39	1,385	1,723,009
Pennsylvania Turnpike Commission, 6.378%, 12/1/37	1,975	2,390,066
Santa Clara, CA, Valley Transportation Authority, 5.876%, 4/1/32	2,500	3,095,475

		$15,108,327

Transportation — 7.2%
Florida Department of Transportation Authority, 6.80%, 7/1/39	$395	$454,444
Maryland Transportation Authority, 5.788%, 7/1/29	850	1,089,402
Missouri Highways and Transportation Commission, 5.445%, 5/1/33	2,000	2,477,160
New Hampshire, Federal Highway, 4.334%, 9/1/22	250	275,583
North Carolina Turnpike Authority, (Triangle Expressway System), 6.70%, 1/1/39	2,425	2,825,464
Port of Seattle, WA, 7.00%, 5/1/36	290	347,922

		$7,469,975

Water and Sewer — 10.0%
Chesapeake, VA, Water and Sewer Revenue, 6.283%, 7/1/40	$775	$911,439
Denver, CO, City & County Board of Water Commissioners, 5.05%, 12/15/35	1,000	1,085,190
Hamilton County, OH, Sewer System Revenue, 6.50%, 12/1/34	1,000	1,190,970
Hampton Roads Sanitation District, 5.814%, 11/1/29	470	568,982
Jea, FL, Water and Sewer Revenue, 6.21%, 10/1/33	100	132,467
Knoxville, TN, Wastewater System Revenue, 6.50%, 4/1/43	485	564,778
Metropolitan Water District of Southern California, 6.538%, 7/1/39	1,525	1,773,590
New York, NY, Municipal Water Finance Authority, 6.452%, 6/15/41	1,450	1,670,066
Ohio Water Development Authority, Water Pollution Control, 4.879%, 12/1/34	1,000	1,139,090
Washington County, OR, Clean Water Services, 5.701%, 10/1/30	1,000	1,232,680

		$10,269,252

Total Taxable Municipal Securities — 91.5% (identified cost $87,794,585)		$94,661,376

2

Short-Term Investments — 6.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(2)	$6,893	$6,892,960

Total Short-Term Investments (identified cost $6,892,960)		$6,892,960

Total Investments — 98.1% (identified cost $94,687,545)		$101,554,336

Other Assets, Less Liabilities — 1.9%		$1,938,583

Net Assets — 100.0%		$103,492,919

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PSF	- Permanent School Fund

At June 30, 2012, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	11.8%
New York	11.4%
Texas	10.0%
Others, representing less than 10% individually	58.3%

(1)	Build America Bonds. Represent taxable municipal obligations issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2012 was $2,508.

The Fund did not have any open financial instruments at June 30, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$94,948,823

Gross unrealized appreciation	$6,681,858
Gross unrealized depreciation	(76,345)

Net unrealized appreciation	$6,605,513

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

3

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Taxable Municipal Securities	$—	$94,661,376	$—	$94,661,376
Short-Term Investments	—	6,892,960	—	6,892,960
Total Investments	$—	$101,554,336	$—	$101,554,336

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At June 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this

Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 27, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	August 27, 2012